CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2019
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Contract costs incurred to date	$20,385	$20,455
Profit recognized to date (less recognized losses)	2,075	1,946
	22,460	22,401
Less: progress billings	(23,358)	(23,546)
Contract work in progress (liability)	$(898)	$(1,145)
Comprising:
Amounts due from customers — work in progress	$584	$563
Amounts due to customers — creditors	(1,482)	(1,708)
Net work in progress	$(898)	$(1,145)